SIGNIFICANT ACCOUNTING POLICIES - Grants and participations & Ordinary share warrants classification and measurement (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
SIGNIFICANT ACCOUNTING POLICIES
Recognized participations in research and development as a reduction from research and development expenses	$ 2,459,000	$ 878,000	$ 571,000
Outstanding ordinary share warrants	718,964	728,017		2,371,601
Unrecognized tax benefits	$ 0	$ 0